HELD FOR SALE AND DISCONTINUED OPERATIONS - Summary of profit loss and other comprehensive income relating to discontinued operations (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2023	Aug. 05, 2022	Oct. 09, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Operating revenue					$ 4,004	$ 3,698	$ 3,755
Profit after tax for the period					0	(2,830)	(742)
Other comprehensive loss					(208)	2,797	105
Total comprehensive income / (loss)					$ 279	347	96
Loss after tax from discontinued operations and disposals of discontinued operations						(2,830)	(742)
Omnium Telecom Algerie SpA
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Profit after tax for the period						0	144
Loss on disposal						0	(722)
Russian cash generating units
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Profit after tax for the period						916	(164)
Loss on disposal						$ (3,746)	0
Assets and liabilities classified as held for sale | Omnium Telecom Algerie SpA
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Operating revenue			$ 378
Operating expenses			(212)
Other expenses			(7)
Profit / (loss) before tax for the period			159
Income taxes			(15)
Profit after tax for the period			144
Other comprehensive loss			(65)
Total comprehensive income / (loss)			$ 79
Assets and liabilities classified as held for sale | Russian cash generating units
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Operating revenue				$ 2,780			4,277
Operating expenses				(1,865)			(3,993)
Other expenses				42			(424)
Profit / (loss) before tax for the period				957			(140)
Income taxes				(41)			(24)
Profit after tax for the period				916			(164)
Other comprehensive loss				(421)			(29)
Total comprehensive income / (loss)				495			$ (193)
Impairment loss recognised in profit or loss, goodwill	$ 446	$ 281		$ 281